Finance income and expenses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Finance income
Interest	$ 1.2	$ 0.7	$ 1.9	$ 1.7
Finance income	1.2	0.7	1.9	1.7
Finance expenses
Interest	1.7		3.6
Standby charges	0.6	0.5	0.9	1.2
Amortization of debt issue costs	0.2	0.3	0.4	0.5
Accretion of lease liabilities			0.1
Finance expense	$ 2.5	$ 0.8	$ 5.0	$ 1.7